Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Summary of Provisions for Liabilities and Charges
The movements in 2021 and 2020 were as follows:

	Property £m	Other £m	Total £m
1 January 2020	81.5	166.3	247.8
Charged to the income statement	14.8	50.4	65.2
Acquisitions[1]	—	0.7	0.7
Utilised	(1.6)	(17.0)	(18.6)
Released to the income statement	(1.5)	(15.0)	(16.5)
Other movements	(15.0)	48.7	33.7
Exchange adjustments	(1.5)	(4.5)	(6.0)
31 December 2020	76.7	229.6	306.3
Charged to the income statement	25.2	35.8	61.0
Acquisitions[1]	—	7.3	7.3
Utilised	(7.0)	(69.9)	(76.9)
Released to the income statement	(18.3)	(25.0)	(43.3)
Other movements	(5.2)	18.9	13.7
Exchange adjustments	(0.8)	1.2	0.4
31 December 2021	70.6	197.9	268.5
Note
[1]Acquisitions include £7.3 million (2020: £0.4 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.